EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator [Abstract]
Net (Loss) Income	$ (204,969)	$ (4,456)	$ 114,627
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	103,832,680	92,531,001	89,182,001
Dilutive - Weighted Average Common Shares Outstanding (in shares)	103,832,680	92,531,001	89,182,001
Earnings (Loss) per Common Share [Abstract]
Basic (in dollars per share)	$ (1.97)	$ (0.05)	$ 1.29
Diluted (in dollars per share)	$ (1.97)	$ (0.05)	$ 1.29